Mortgage Servicing Rights - Summary of Key Unobservable Inputs Used in Determining the Fair Value (Details) - MSR - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum
Servicing Assets at Fair Value [Line Items]
Discount rates	9.00%	9.00%
Annual prepayment speeds	8.20%	8.80%
Cost of servicing	$ 75	$ 75
Minimum | UNITED WHOLESALE MORTGAGE, LLC
Servicing Assets at Fair Value [Line Items]
Discount rates		9.00%	9.00%
Annual prepayment speeds		8.80%	8.20%
Cost of servicing		$ 75	$ 90
Maximum
Servicing Assets at Fair Value [Line Items]
Discount rates	14.50%	14.50%
Annual prepayment speeds	44.80%	42.20%
Cost of servicing	$ 147	$ 126
Maximum | UNITED WHOLESALE MORTGAGE, LLC
Servicing Assets at Fair Value [Line Items]
Discount rates		14.50%	14.50%
Annual prepayment speeds		42.20%	30.80%
Cost of servicing		$ 126	$ 138